May 1, 2014
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject: Nationwide Life Insurance Company
Registration Statements filed on Form N-4
Nationwide Variable Account
Soloist	002-58043
Nationwide Destination Income Annuity	333-176908
Nationwide Variable Account - II
BOA IV	002-75059
BOA America's VISION Annuity	033-67636
BOA America's FUTURE Annuity II	333-103093
Nationwide Destination All American Gold	333-103094
Compass All American Gold
Key All American Gold
M&T All American Gold (Variable Annuity Portfolio II)
Wells Fargo Gold Variable Annuity
BOA Achiever Annuity	333-103095
America's Horizon Annuity
Nationwide Destination C	333-104511
BOA Elite Venue Annuity	333-104512
Nationwide Destination L	333-151990
Nationwide Destination B	333-160635
Nationwide Destination EV (2.0)	333-177316
Nationwide Destination EV NY (2.0)	333-177319
Nationwide Destination B (2.0)	333-177439
Nationwide Destination B NY (2.0)	333-177441
Nationwide Destination L (2.0)	333-177581
Nationwide Destination L NY (2.0)	333-177582
Nationwide Destination Navigator (2.0)	333-177934
Nationwide Destination Navigator NY (2.0)	333-177938
Nationwide Destination All American Gold (2.0)	333-177729
Nationwide Destination All American Gold NY (2.0)	333-177731
Nationwide Destination Architect 2.0	333-182494
Nationwide Variable Account - 4
America's marketFLEX Annuity	333-62692
America's marketFLEX II Annuity	333-135650
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

America's marketFLEX Advisor Annuity	333-140812
Nationwide Variable Account - 7
Best of America All American Annuity	033-89560
Sun Trust All American
M&T All American (M&T Variable Annuity Portfolio)
Compass All American
Nationwide Variable Account - 9
BOA America's Future Annuity	333-28995
Key Future
NEA Valuebuilder Future
Waddell & Reed Advisors Select Plus Annuity
America's Future Horizon Annuity
The BB&T Future Annuity
BOA America's Exclusive Annuity II	333-52579
Waddell & Reed Advisors Select Reserve Annuity
BOA V	333-56073
NEA Valuebuilder Select
BOA America's Income Annuity (IVA)	333-79327
Nationwide Variable Account - 12
Waddell & Reed Advisors Select Income Annuity	333-88612
Waddell & Reed Advisors Select Preferred	333-108894
Waddell & Reed Advisors Select Preferred (2.0)	333-178057
Waddell & Reed Advisors Select Preferred NY(2.0)	333-178059
Nationwide Variable Account - 13
BOA Advisor Variable Annuity (No Load Wrap VA)	333-91890
Multi-Flex Variable Account
NEA Valuebuilder	002-75174
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-4 that:
1. the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
2. the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at 614-249-8782 with any questions regarding this filing.
Very truly yours,
NATIONWIDE LIFE INSURANCE COMPANY
/s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Managing Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies